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Nuveen Unit Trusts, Series 129                                       Rule 497(d)
                                                              File No. 333-68726


Supplement dated January 23, 2002 to the Prospectus dated September 5, 2001


                         Nuveen Unit Trusts, Series 129
        Nuveen Nasdaq-100 Growth and Treasury Portfolio, September 2001
               Nuveen Nasdaq-100 Index Portfolio, September 2001

Notwithstanding anything to the contrary in the Prospectus, investors who purchase Units of a Trust in the primary or secondary market may not use a Letter of Intent to receive reduced sales charges on aggregated purchases made over a 13-month period.